INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)
	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
As of the beginning of period	$ 43,834,548
As of the end of period	41,586,032
Office equipment
Property, plant and equipment
As of the beginning of period	213,437
As of the end of period	195,440
Vehicles
Property, plant and equipment
As of the beginning of period	1,785,701
As of the end of period	1,239,458
Computer equipment and software
Property, plant and equipment
As of the beginning of period	123,472
As of the end of period	71,085
Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,737,396
As of the end of period	4,050,264
Machinery and equipment
Property, plant and equipment
As of the beginning of period	6,336,691
As of the end of period	5,672,741
Land and buildings
Property, plant and equipment
As of the beginning of period	29,969,237
As of the end of period	29,473,512
Buildings in progress
Property, plant and equipment
As of the beginning of period	668,614
As of the end of period	883,532
Gross carrying amount
Property, plant and equipment
As of the beginning of period	57,059,972	$ 44,764,394
Adjustment of opening net book amount for application of IAS 29		9,255,018
Additions	1,007,253	1,369,143
Reclassifications	(1,187,885)
Disposals	(143,395)	(40,412)
Foreign currency translation	(6,275,510)	(1,233,754)
Revaluation	(3,318,976)	(58,910)
As of the end of period	53,779,411	54,173,299
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	629,119	243,948
Adjustment of opening net book amount for application of IAS 29		334,496
Additions	16,919	19,188
Disposals		(7,818)
Foreign currency translation	(58,750)	(14,607)
As of the end of period	587,288	575,207
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	3,604,537	1,660,294
Adjustment of opening net book amount for application of IAS 29		1,052,861
Additions	104,849	905,231
Reclassifications	(384,438)
Disposals	(143,395)
Foreign currency translation	(305,040)	(10,956)
As of the end of period	2,876,513	3,607,430
Gross carrying amount | Computer equipment and software
Property, plant and equipment
As of the beginning of period	955,657	419,638
Adjustment of opening net book amount for application of IAS 29		417,173
Additions	8,631	14,417
Reclassifications	(390,125)
Disposals		(10,528)
Foreign currency translation	(85,968)	(12,817)
As of the end of period	488,195	827,883
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	6,438,430	3,826,665
Adjustment of opening net book amount for application of IAS 29		1,913,979
Additions	19,026	612
Reclassifications		198,756
Foreign currency translation	(709,698)	(277,278)
As of the end of period	5,747,758	5,662,734
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	10,233,501	5,404,029
Adjustment of opening net book amount for application of IAS 29		3,982,367
Additions	479,735	71,506
Reclassifications	(413,322)
Disposals		(22,066)
Foreign currency translation	(1,120,114)	(49,321)
As of the end of period	9,179,800	9,386,515
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	34,530,114	33,026,981
Adjustment of opening net book amount for application of IAS 29		1,475,392
Additions	3,378	227,293
Reclassifications		15,530
Foreign currency translation	(3,836,143)	(862,138)
Revaluation	(3,318,976)	(58,910)
As of the end of period	34,016,325	33,941,968
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	668,614	182,839
Adjustment of opening net book amount for application of IAS 29		78,750
Additions	374,715	130,896
Reclassifications		(214,286)
Foreign currency translation	(159,797)	(6,637)
As of the end of period	$ 883,532	$ 171,562